4. NOTES PAYABLE - (Details)- annual (USD $)	Mar. 31, 2014	Dec. 31, 2013 Annual Member
2014	$ 114,544	$ 126,116
2015	29,093	28,555
2016	10,065	17,543
Thereafter	0
TOTAL	$ 153,702	$ 172,214